Related Party balance And transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of related party transactions [Abstract]
Raw material sold to Ochem	$ 138		$ 293